Fair Value of Assets and Liabilities - Assets or liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Investments under fair value option	$ 1,668,550	$ 1,006,783
Total Assets	1,668,550	1,006,783
Level 2
Assets
Investments under fair value option	1,668,550	1,006,783
Total Assets	$ 1,668,550	$ 1,006,783